Details share-based payment arrangements Materialise (Details)	12 Months Ended
Dec. 31, 2017 EUR (€) shares
2007-2013 plan [member]
Disclosure of details share-based payment arrangements Materialise [line items]
Contractual term	10
vesting% first period	25.00%
vesting% second period	25.00%
vesting% third period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	323,096
Number of warrants granted 2	0
Number of warrants granted 3	166,800
Exercise price range 1	€ 7.86
Exercise price range 2	€ 8.54
Maximum number of warrants | shares	0
Number of warrants exercised	25,714
Number of warrants outstanding after stock split	€ 83,060
Weighted average share price at exercise date	€ 7.91
IPO plan [member]
Disclosure of details share-based payment arrangements Materialise [line items]
Contractual term	10
vesting% first period	10.00%
vesting% second period	20.00%
vesting% third period	30.00%
vesting% fourth period	40.00%
Number of warrants granted 1	350,000
Number of warrants granted 2	0
Number of warrants granted 3	0
Exercise price range 1	€ 6.45
Exercise price range 2	€ 6.45
Maximum number of warrants | shares	1,400,000
Number of warrants exercised	0
Number of warrants outstanding after stock split	€ 0
2015 plan [member]
Disclosure of details share-based payment arrangements Materialise [line items]
Contractual term	10
vesting% first period	25.00%
vesting% second period	25.00%
vesting% third period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	979,898
Number of warrants granted 2	36,151
Number of warrants granted 3	18,180
Exercise price range 1	€ 8.81
Exercise price range 2	€ 8.81
Maximum number of warrants | shares	0
Number of warrants exercised	0
Number of warrants outstanding after stock split	€ 0
SAR [member]
Disclosure of details share-based payment arrangements Materialise [line items]
Contractual term	7
vesting% first period	25.00%
vesting% second period	25.00%
vesting% third period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	100
Number of warrants granted 2	0
Number of warrants granted 3	0
Exercise price range 1	€ 536
Exercise price range 2	€ 536
Maximum number of warrants | shares	0
Number of warrants exercised	0
Number of warrants outstanding after stock split	€ 0
Mobelife [member]
Disclosure of details share-based payment arrangements Materialise [line items]
Contractual term	10
vesting% first period	25.00%
vesting% second period	25.00%
vesting% third period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	215,688
Number of warrants granted 2	0
Number of warrants granted 3	0
Exercise price range 1	€ 8.81
Exercise price range 2	€ 8.81
Maximum number of warrants | shares	0
Number of warrants exercised	0
Number of warrants outstanding after stock split	€ 0
Mobelife plan 2012 [member]
Disclosure of details share-based payment arrangements Materialise [line items]
Contractual term	7
vesting% first period	25.00%
vesting% second period	25.00%
vesting% third period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	405
Number of warrants granted 2	0
Number of warrants granted 3	0
Exercise price range 1	€ 100
Exercise price range 2	€ 100
Maximum number of warrants | shares	0
Number of warrants exercised	0
Number of warrants outstanding after stock split	€ 0